Document and Entity Information	Jan. 26, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 26, 2024
Entity Registrant Name	EVELO BIOSCIENCES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38473
Entity Tax Identification Number	46-5594527
Entity Address Address Line 1	124 Washington Street
Entity Address Address Line 2	Suite 101
Entity Address City Or Town	Foxboro
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02035
City Area Code	617
Local Phone Number	577-0300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001694665
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	One Kendall Square
Entity Address Address Line 2	600/700
Entity Address Address Line 3	Suite 7-201
Entity Address City Or Town	Cambridge
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02139